                                OHIO TAX-FREE
                                 INCOME FUND




                              Semiannual Report



                              DECEMBER 31, 1997


                              [logo] GRADISON MUTUAL FUNDS(TM)


GRADISON MUTUAL FUNDS
580 WALNUT STREET
CINCINNATI, OHIO  45202-3198



This material is intended for distribution to shareholders of the Gradison Ohio Tax-Free Income Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison Ohio Tax-Free Income Fund. McDonald & Company Securities, Inc.--Distributor

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
                                                                January 30, 1998


Dear Shareholders:


During the second half of 1997, the bond market staged a powerful rally based on the expectation of slower domestic economic growth and low inflation in the United States. The near collapse of the Asian equity and currency markets in October added fuel to those expectations, driving the yield on the 30 year Treasury bond below 6% for the first time since the start of 1996. Prices of municipal bonds rose in concert with treasuries making for a very positive investment environment for the Gradison Ohio Tax-Free Income Fund. The Fund had an increase in net asset value which, combined with dividend income, generated a total return to shareholders of 5.60% for the six months and 9.04% for the twelve months ended December 31, 1997 (not including the effect of any sales charge).* This strong performance can be attributed to management's strategy of investing in high quality discount bonds which tend to appreciate faster as interest rates fall.

The question going forward is how long the current optimal scenario for bonds can persist. While trying to forecast the direction of interest rates is very difficult, we feel there is a high likelihood that rates will remain low. The greatest impediment to interest rates moving lower has been the Federal Reserve. Worried about inflation, the Fed indicated that it was poised to raise rates during 1997. With the Asian crisis as a catalyst for global economic slowdown, the Fed is more likely to take a neutral or easing posture in the coming months. The combination of reduced demand for U.S. exports and an influx of cheap foreign goods should lead to a slower domestic economy and low inflation.

Although the foregoing scenario is highly likely, the Fund has begun to reduce its interest rate risk by shortening the average maturity of the portfolio. This strategy has been undertaken with the goal of reducing the volatility of the Fund in recognition of the progress already made in bringing rates down and the potential for interest rates to rise unexpectedly in response to unforeseen events. In any case, your Fund's management will continue to pursue strategies to maximize shareholder value while generating high tax-free income.

As always, we thank you for your support and investment in the Gradison Ohio Tax-Free Fund.

Very truly yours,

/s/ Stephen C. Dilbone
Stephen C. Dilbone

Executive Vice President and Portfolio Manager

*The sales charge was eliminated on July 7, 1997.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                      For a share outstanding throughout each period (Unaudited)




                                                                                                                       FOR
                                                               6                                          11          PERIOD
                                                            MONTHS                 YEAR ENDED           MONTHS       9/18/92
                                                             ENDED       ---------------------------     ENDED          TO
                                                           12/31/97      6/30/97  6/30/96    6/30/95   6/30/94       7/31/93(1)
                                                           --------      -------  -------    -------   -------       ----------

NET ASSET VALUE AT BEGINNING OF PERIOD                      $13.367     $12.899   $12.773    $12.466   $13.316       $12.500
                                                             ------      ------    ------     ------    ------       -------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                       .321        .640      .648       .661      .593          .599
   Net realized and unrealized gain (loss) on investments      .421        .467      .126       .308     (.743)         .813
                                                             ------      ------    ------     ------    ------        ------
     TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS            .742       1.107      .774       .969     (.150)        1.412
                                                             ------      ------    ------     ------    ------        ------

DISTRIBUTIONS TO SHAREHOLDERS:

   Dividends from net investment income                       (.318)      (.639)    (.648)     (.662)    (.594)        (.596)
   Distributions from realized capital gains                     --          --        --         --     (.106)           --
                                                             ------      ------    ------     ------    ------        ------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (.318)      (.639)    (.648)     (.662)    (.700)        (.596)
                                                             ------      ------    ------     ------    ------        ------
NET ASSET VALUE AT END OF PERIOD                            $13.791     $13.367   $12.899    $12.773   $12.466       $13.316
                                                            =======     =======   =======    =======   =======       =======
TOTAL RETURN                                                  5.60%(2)     8.80%     6.17%     8.00%     (1.27%)(2)   11.56%(2)

RATIOS/SUPPLEMENTAL DATA:

   Net assets at end of period (in millions)                  $85.2       $76.2      $70.6      $70.0     $77.6        $69.6
   Ratio of gross expenses to average net assets(3)            .96%(4)     .97%       .98%         --        --           --
   Ratio of net expenses to average net assets                 .95%(4)     .96%       .97%       .97%      .90%(4)(5)   .75%(4)(5)
   Ratio of net investment income to average net assets       4.73%(4)    4.87%      4.99%      5.26%     4.94%(4)(5)  5.25%(4)(5)
   Portfolio turnover rate                                      10%        134%       100%        80%       56%          45%

------------------------------------------------------------------------------------------------------------------------------------


(1) No income was earned or expenses incurred from the date the initial shares were purchased by the adviser (August 21, 1992) through the date of public offering (September 18, 1992).

(2) Total return represents the actual returns over those periods and has not been annualized.

(3) Effective June 30, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.

(4)    Annualized.

(5) During each of the periods ending June 30, 1994 and July 31, 1993, the adviser absorbed expenses of the Fund through waiver of a portion of the investment advisory fee. Assuming no waiver of expenses, the ratio of net expenses to average net assets was .99% and 1.14% and the ratio of net investment income to average net assets was 4.85% and 4.86%, respectively.




                See accompanying notes to financial statements.

OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                                   December 31, 1997 (Unaudited)


PORTFOLIO OF INVESTMENTS

     FACE                                                                                        COUPON
    AMOUNT                             MUNICIPAL BONDS - 97.77%                                   RATE       MATURITY        VALUE
    ------                             ------------------------                                   ----       --------        ------

  $   750,000  Ashland Co., OH G.O.                                                               7.00%      12/01/11   $    830,625
      545,000  Athens Co., OH Community Mental Health Series 1993 I                               5.90        3/01/09        570,888
      335,000  Avon, OH G.O.                                                                      6.50       12/01/15        388,181
    1,075,000  Broadview Heights, OH Industrial Development Revenue                               6.25        7/01/13      1,126,062
    1,250,000  Cincinnati, OH Urban Redevelopment Improvement G.O.                                6.30       12/01/15      1,382,812
    1,500,000  Cleveland, OH Airport System Revenue                                               5.13        1/01/22      1,503,750
    2,950,000  Cleveland, OH Certificates of Participation                                        7.10        7/01/02      3,160,187
      750,000  Cleveland, OH Public Power System First Mortgage Revenue                           7.00       11/15/16        872,813
      100,000  Cleveland, OH Urban Renewal Increment Bonds Series 1993                            6.63        3/15/11        106,875
    1,300,000  Cleveland, OH Urban Renewal Increment Bonds Series 1993                            6.75        3/15/18      1,391,000
      500,000  Cuyahoga Co., OH Health Care (Benjamin Rose Institute)                             5.30       12/01/25        520,625
    1,000,000  Cuyahoga Co., OH Hospital Revenue (Fairview General and Lutheran Medical Center)*  6.25        8/15/10      1,078,750
    1,500,000  Cuyahoga Co., OH Hospital Revenue (Fairview General and Lutheran Medical Center)   5.50        8/01/14      1,552,500
    1,500,000  Cuyahoga Co., OH Utility Systems Revenue (The Medical Center Company Project)      5.85        8/15/10      1,605,000
    2,185,000  Cuyahoga Co., OH Industrial Development Revenue                                    6.50        6/01/16      2,403,500
    1,250,000  Dublin, OH City School District G.O.                                               0.00       12/01/09        720,313
    1,000,000  Fairfield Co., OH City School District G.O.                                        7.45       12/01/14      1,305,000
      640,000  Franklin Co., OH Hospital Revenue (Worthington Christian Village)                  7.00        8/01/16        674,400
    1,310,000  Franklin Co., OH Industrial Development Revenue (Columbus College of Art & Design) 6.00        9/01/13      1,352,575
    1,000,000  Franklin Co., OH Mortgage Revenue                                                  5.35       11/20/12      1,013,750
      500,000  Franklin Co., OH Mortgage Revenue                                                  5.55       11/20/17        506,875
    2,300,000  Gateway Economic Development Corporation of Greater Cleveland Stadium Revenue      6.50        9/15/14      2,420,750
    2,020,000  Greater Cincinnati, OH Mortgage Revenue Refunding (Walnut Towers Project)          6.90        8/01/25      2,196,750
    1,000,000  Greater Cleveland, OH Regional Transit Authority                                   5.60       12/01/11      1,067,500
    1,995,000  Hamilton Co., OH G.O.                                                              5.50       12/01/17      2,084,775
      160,000  Hamilton Co., OH Hospital Facilities Revenue (Childrens Hospital)                  6.75        5/15/09        164,038
    2,150,000  Hamilton Co., OH Hospital Facilities Revenue (Deaconess Hospital)                  7.00        1/01/12      2,356,937
    1,050,000  Hilliard, OH City School District G.O.                                             5.00       12/01/20      1,036,875
    1,000,000  Kent, OH City School District G.O.                                                 5.75       12/01/21      1,065,000
    1,000,000  Kettering, OH City School District G.O.                                            5.25       12/01/22      1,008,750
      700,000  Liberty Local School District, OH G.O.                                             5.25       12/01/15        706,125
    1,000,000  Lorain, OH G.O.                                                                    7.88       12/01/09      1,083,750
    1,500,000  Lucas Co., OH Hospital Revenue (Toledo Hospital)                                   5.00       11/15/10      1,520,625
      500,000  Lucas Co., OH Hospital Revenue (Toledo Hospital)                                   5.00       11/15/22        488,125
      385,000  Lucas Northgate Housing Development Corp., OH                                      8.13        1/01/25        403,769
    1,000,000  Mahoning Co., OH Hospital Revenue (Forum Health Group)                             4.90       11/15/10        988,750
      855,000  Mahoning Co., OH Hospital Revenue (Forum Health Group)                             7.00       10/15/14        928,744
      500,000  Mount Vernon, OH City School District G.O.                                         7.50       12/01/14        594,375
      600,000  Oak Hills Local School District, OH G.O.                                           5.70       12/01/25        621,000
    1,000,000  Ohio Capital Corp. Housing Mortgage Revenue Refunding (FHA Section 8 Housing)      6.35        7/01/15      1,052,500
      920,000  Ohio Capital Corp. Housing Mortgage Revenue Refunding (FHA Section 8 Housing)      6.50        7/01/24        977,500
      970,000  Ohio Capital Corp. Housing Mortgage Revenue Refunding (FHA Section 8 Housing)      7.70        1/01/25      1,019,713
    1,000,000  Ohio G.O.                                                                          5.35        8/01/12      1,043,750
    2,750,000  Ohio State Air Quality Development Authority Revenue (Cleveland Electric)          8.00       12/01/13      3,207,188
    1,150,000  Ohio State Air Quality Development Authority Revenue (OH Power)                    7.40        8/01/09      1,227,625
    1,000,000  Ohio State Building Authority (Adult Correctional Building)                        6.13       10/01/12      1,072,500
      500,000  Ohio State Economic Development Revenue (OH Enterprise Bond Fund)                  6.00        6/01/04        532,500
      815,000  Ohio State Economic Development Revenue (OH Enterprise Bond Fund)                  6.50       12/01/09        887,331
      490,000  Ohio State Economic Development Revenue (OH Enterprise Bond Fund)                  5.60        6/01/02        502,250

------------------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                                   December 31, 1997 (Unaudited)


PORTFOLIO OF INVESTMENTS CONTINUED


     FACE                                                                                           COUPON
    AMOUNT                             MUNICIPAL BONDS - CONTINUED)                                  RATE    MATURITY        VALUE
    ------                             ---------------------------                                   ----    --------        ------

   $2,500,000  Ohio Higher Education Facilities Revenue (University of Dayton)                       5.38%    5/01/22   $  2,559,375
    1,000,000  Ohio Higher Education Facilities Revenue (Xavier University)                          5.20    12/01/10      1,040,000
    1,000,000  Ohio State Water Development Authority Revenue (Cargill)                              6.30     9/01/20      1,091,250
    2,250,000  Ohio State Water Development Authority Revenue (Dayton Power)                         6.40     8/15/27      2,444,062
    1,850,000  Puerto Rico G.O.                                                                      5.38     7/01/21      1,882,375
    1,000,000  Puerto Rico Electric Power Authority Revenue                                          5.38     7/01/14      1,038,750
      500,000  Puerto Rico Infrastructure Finance Authority Revenue                                  5.00     7/01/16        499,375
      500,000  South Euclid, OH G.O.                                                                 7.00    12/01/11        553,125
    1,500,000  Springdale, OH Hospital Facilities Revenue (Southwestern OH Seniors' Services Inc.)   5.88    11/01/12      1,554,375
    1,715,000  Springfield, OH City School District G.O.                                             0.00    12/01/11        874,650
    1,000,000  Student Loan Funding Corporation, Cincinnati, OH Senior
                 Subordinated Revenue Bonds Series 1993A                                             6.15     8/01/10      1,038,750
       15,000  Summit Co., OH G.O.                                                                   6.90     8/01/12         16,669
      255,000  Summit Co., OH G.O.                                                                   6.90     8/01/12        278,269
      230,000  Summit Co., OH G.O.                                                                   6.90     8/01/12        259,900
    1,500,000  Toledo-Lucas Co., OH Convention Center Special Lodging Tax Revenue                    5.70    10/01/15      1,582,500
    1,000,000  University of Akron, OH                                                               5.25     1/01/22      1,007,500
      500,000  University of Cincinnati, OH                                                          7.00     6/01/11        551,875
    1,000,000  University of Cincinnati, OH Certificates of Participation                            5.00     6/01/09      1,036,250
    1,250,000  Upper Arlington, OH G.O.                                                              5.13    12/01/19      1,250,000
      725,000  Warren Co., OH G.O.                                                                   6.55    12/01/14        879,969
    1,000,000  Warren, OH Water Revenue                                                              5.00    11/01/22        986,250
    1,500,000  Westlake, OH G.O.                                                                     5.55    12/01/17      1,575,000
    1,000,000  Westlake, OH G.O.                                                                     5.50    12/01/20      1,042,500
    1,760,000  Westlake, OH Industrial Development Revenue                                           6.40     8/01/09      1,854,600
                                                                                                                         -----------
               TOTAL MUNICIPAL BONDS (AMORTIZED COST $78,801,694)                                                         83,223,345
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------





     FACE                                                                                           COUPON
    AMOUNT                           SHORT-TERM INVESTMENTS - 2.23%                                  RATE       MATURITY      VALUE
    ------                           ------------------------------                                  ----       --------      -----




    1,600,000  Ohio Municipal Cash Trust**                                                           3.63         --      1,600,000
      300,000  Countrywide Ohio Tax-Free Money Fund**                                                3.29         --        300,000
                                                                                                                        -----------
               TOTAL SHORT TERM INVESTMENTS  (AMORTIZED COST $1,900,000)                                                  1,900,000
                                                                                                                        -----------
               TOTAL INVESTMENTS, AT VALUE  (AMORTIZED COST $80,701,694) - 100%                                         $85,123,345
                                                                                                                        ===========

------------------------------------------------------------------------------------------------------------------------------------

 * Security purchased on a delayed delivery basis. See Note 1.

 **Ohio Municipal Cash Trust and Countrywide Ohio Tax-Free Money Fund are money market mutual funds the investment objective of which is to provide current income exempt from federal regular and Ohio state income taxes consistent with stability of principal. Interest is accrued daily and paid to the Fund monthly. The coupon rate disclosed is the 7-day rate on December 31, 1997.

4
                See accompanying notes to financial statements.

OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                                   December 31, 1997 (Unaudited)


PORTFOLIO COMPOSITION

                                            INVESTMENTS BY REVENUE SOURCE

GENERAL OBLIGATIONS                                  27.7%
REVENUE BONDS:
   Health Care                                       18.7
   Utilities                                         14.0
   Housing                                           12.2
   Higher Education                                   7.3
   Public Facilities                                  6.5
   Industrial Development                             3.5
   Transportation                                     1.8
   State Agency                                       1.2
MUNICIPAL LEASE                                       4.9
MONEY MARKET                                          2.2
                                                     ----
      TOTAL                                         100.0%
                                                    =====

--------------------------------------------------------------------------------


                                               INVESTMENTS BY CREDIT RATING

S&P/MOODY'S:
   AAA/Aaa                                            56.9%
   AA/Aa                                              15.2
   A/A                                                12.8
   BBB/Baa                                             6.8
   Unrated (1)                                         6.1
MONEY MARKET (2)                                       2.2
                                                     -----
      TOTAL                                          100.0%
                                                     =====
--------------------------------------------------------------------------------



(1) Unrated obligations have been determined by the adviser to be of equivalent quality to the rated securities in which the Fund is permitted to invest.

(2) Money market funds in the Fund's portfolio invest in obligations rated in one of the two highest short-term rating categories or unrated obligations of comparable quality.


                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                                                                    12/31/97
                                                                                                    --------

ASSETS

   Investments in securities, at value (Note 1) (Cost $80,701,694)                                $85,123,345
   Interest receivable                                                                              1,241,775
   Cash                                                                                                41,362
   Receivable for Fund shares sold                                                                     35,106
   Prepaid expenses and other assets                                                                   17,586
                                                                                                  -----------
     TOTAL ASSETS                                                                                  86,459,174
                                                                                                  -----------
LIABILITIES

   Payable for investments purchased                                                                1,107,855
   Payable for Fund shares redeemed                                                                    79,512
   Accrued investment advisory fee (Note 2)                                                            35,725
   Dividend payable                                                                                    32,640
   Other accrued expenses payable to adviser (Note 2)                                                  25,158
   Other accrued expenses and liabilities                                                               8,516
                                                                                                  -----------
     TOTAL LIABILITIES                                                                              1,289,406
                                                                                                  -----------
NET ASSETS                                                                                        $85,169,768
                                                                                                  ===========
NET ASSETS CONSIST OF:

   Aggregate paid-in capital                                                                      $80,656,309
   Accumulated undistributed net investment income                                                     21,760
   Accumulated net realized gain                                                                       70,048
   Net unrealized appreciation of investments                                                       4,421,651
                                                                                                  -----------
NET ASSETS                                                                                        $85,169,768
                                                                                                  ===========
SHARES OF CAPITAL STOCK OUTSTANDING

   (no par value - unlimited number of shares authorized)                                           6,175,730
                                                                                                  ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (NOTE 1)                                                $13.79
                                                                                                  ===========


-------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


                                                                                     6 MONTHS ENDED 12/31/97
                                                                                     -----------------------

INTEREST INCOME                                                                                   $2,297,543
EXPENSES:
   Investment advisory fee (Note 2)                                              $   202,280
   Distribution (Note 2)                                                             101,140
   Accounting service fees (Note 2)                                                   24,000
   Professional fees                                                                  18,490
   Transfer agency fees (Note 2)                                                      18,236
   Trustees' fees (Note 2)                                                             9,629
   Custodian fees (Note 1)                                                             4,356
   Printing                                                                            2,733
   Registration fees                                                                   2,148
   Postage and mailing                                                                 1,421
   ICI dues                                                                            1,378
   Amortization of organization expense (Note 2)                                       1,355
   Other                                                                               1,568
                                                                                  ----------
     GROSS EXPENSES                                                                  388,734
     LESS EARNINGS CREDITS ON CASH BALANCES (NOTE 1)                                  (4,356)
                                                                                  ----------
     NET EXPENSES                                                                                    384,378
                                                                                                  ----------
NET INVESTMENT INCOME                                                                              1,913,165
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:

   Net realized gain on investments                                                  148,795
   Net change in unrealized appreciation of investments                            2,327,125
                                                                                  ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                                   2,475,920
                                                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $4,389,085
                                                                                                  ==========

------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


                                                                                 6 MONTHS ENDED   YEAR ENDED
                                                                                    12/31/97        6/30/97

FROM OPERATIONS:
   Net investment income                                                        $  1,913,165    $  3,678,847
   Net realized gain on investments                                                  148,795       1,183,172
   Net change in unrealized appreciation of investments                            2,327,125       1,449,100
                                                                                ------------    ------------
     Net increase in net assets resulting from operations                          4,389,085       6,311,119
                                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                     (1,897,086)     (3,674,726)
                                                                                ------------    ------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold                                                      18,702,290      18,817,895
   Net asset value of shares issued in reinvestment of distributions               1,491,727       2,938,885
   Payments for Fund shares redeemed                                             (13,688,724)    (18,782,590)
                                                                                ------------    ------------
     Net increase in net assets from Fund share transactions                       6,505,293       2,974,190
                                                                                ------------    ------------
TOTAL INCREASE IN NET ASSETS                                                       8,997,292       5,610,583
NET ASSETS:
   Beginning of period                                                            76,172,476      70,561,893
                                                                                ------------    ------------
   End of period (including undistributed net investment income
       of $21,760 and $5,681, respectively) (Note 1)                             $85,169,768     $76,172,476
                                                                                ============   =============
NUMBER OF FUND SHARES:
   Sold                                                                            1,374,505       1,433,203
   Issued in reinvestment of distributions to shareholders                           109,455         223,226
   Redeemed                                                                       (1,006,976)     (1,427,931)
                                                                                ------------   -------------
     Net increase in shares outstanding                                              476,984         228,498
   Outstanding at beginning of period                                              5,698,746       5,470,248
                                                                                ------------   -------------
   Outstanding at end of period                                                    6,175,730       5,698,746
                                                                                ============   =============

------------------------------------------------------------------------------------------------------------

               See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                   December 31, 1997 (Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison-McDonald Municipal Custodian Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was created under Ohio law by a Declaration of Trust dated June 11, 1992; it commenced investment operations and the public offering of its shares on September 18, 1992. There is currently one series, the Gradison Ohio Tax-Free Income Fund (the "Fund"). The Fund's investment objective is to provide as high a level of current income exempt from Federal regular income tax and Ohio state personal income tax as is consistent with preservation of capital by investing primarily in municipal securities.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of income and expenses for that period. Actual results could differ from those estimates.

SECURITIES VALUATION

Securities are valued in accordance with procedures established by management and approved by the Board of Trustees by using market quotations provided by an independent pricing service, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.

SECURITIES TRANSACTIONS

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Gains and losses on sales of securities are calculated on the identified cost basis for financial reporting and tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

When the Fund purchases securities on a when-issued or delayed delivery basis, the transaction may be entered into a month or more before delivery and payment are made. Such securities are marked to market daily and begin earning interest on the settlement date. In the event that the seller fails to deliver the securities, the Fund could experience a loss to the extent of any appreciation, or a gain to the extent of any depreciation, in the price of the securities.

The Fund will maintain, in a segregated account with its custodian, cash or high-grade portfolio securities having an aggregate value at least equal to the amount of such purchase commitments. At December 31, 1997, the Fund had committed $1,084,070 to the purchase of delayed delivery securities; the market value of the securities segregated as collateral for this purchase is $1,126,062.

FUND SHARE VALUATION

The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share. Effective July 7, 1997 the sales charge on purchases of Fund shares was eliminated.

INVESTMENT INCOME AND DISTRIBUTIONS
TO SHAREHOLDERS

Interest income is accrued as earned. Interest income includes interest earned, net of premium and original issue discount, as required by the Internal Revenue Code.

Dividends arising from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

EXPENSE OFFSET ARRANGEMENT

The Fund has an arrangement with its custodian bank whereby the custodian's fees are reduced by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to overnight investments. The credits are shown as a reduction of expenses on the Statement of Operations.

ORGANIZATION EXPENSES

Expenses of organization have been capitalized and were fully amortized on a straight-line basis over 60 months commencing upon the public offering of the Fund's shares.

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                   December 31, 1997 (Unaudited)

TAXES

It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its taxable net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the amortized cost as shown on the Statement of Assets and Liabilities.

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1997 were $4,484,528 and $62,877, respectively.

As of June 30, 1997, the Fund had a capital loss carryforward for Federal income tax purposes of $78,747 which can be used to offset future capital gains.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Fund's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement (the Agreement). Under the terms of the Agreement, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's average daily net assets at the annual rate of .50%.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials, the cost of space and equipment rental, and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Trust. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $23.00 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .035% on the first $100 million, .025% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $48,000.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a service fee for providing personal services to shareholders of the Fund, including responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $3,500 payable in quarterly installments and (b) $250 for each Board of Trustees or committee meeting attended.

NOTE 3 -- SUMMARY OF INVESTMENT TRANSACTIONS

For the year ended December 31, 1997, purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $14,923,491 and $7,823,269, respectively.

GRADISON FAMILY OF FUNDS
-------------------------------------------------------------------------------

Increasingly, MUTUAL FUNDS are the preferred vehicle for starting and building an investment program. And today, GRADISON is a preferred name in mutual funds for a GROWING number of investors.

       GOVERNMENT INCOME FUND

       An income fund which invests in intermediate to long-term U.S. Government securities.

       OHIO TAX-FREE INCOME FUND

       An income fund which seeks to provide income exempt from regular Federal income tax and Ohio state personal income tax.*

       ESTABLISHED VALUE FUND

       A common stock fund that seeks long-term capital growth by investing in companies that are included in the Standard & Poor's 500 Index and other large companies.

       GROWTH & INCOME FUND

       A common stock fund that seeks long-term capital growth, current income and growth of income.

       OPPORTUNITY VALUE FUND

       A common stock fund that seeks long-term capital growth by investing in companies that are generally smaller in size than those included in the Standard & Poor's 500 Index.

       INTERNATIONAL FUND

       A common stock fund that seeks capital growth by investing in common stocks of non-United States companies.

       MONEY MARKET FUNDS

       Gradison offers a full range of taxable and tax-free money market funds.

Prospectuses are available upon request by calling (800) 869-5999 and should be read carefully before you invest. AN INVESTMENT IN THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO MAINTAIN A STABLE $1.00 SHARE PRICE. The return and principal value of an investment in other funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The returns of all funds will fluctuate.

* Investment income may be subject to the federal alternative minimum tax. Capital gains, if any, are taxable.